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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                                REGISTRATION NO.
                                    811-07696

                       IOWA PUBLIC AGENCY INVESTMENT TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                         c/o WB Capital Management Inc.
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Elizabeth Grob, Esq.
                              Ahlers & Cooney, P.C.
               100 Court Avenue, Suite 600, Des Moines, Iowa 50309
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                        COPIES OF ALL COMMUNICATIONS TO:

     Vera Lichtenberger, Esq.                  JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST           DONALD F. BURT, ESQ.
   1415 28th STREET, SUITE 200      CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
   WEST DES MOINES, IOWA 50266       1900 U.S. BANK BUILDING, 233 S. 13TH STREET
                                             LINCOLN, NEBRASKA 68508

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END:  06/30
DATE OF REPORTING PERIOD: 03/31/2007

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS


IPAIT Direct Government Obligation
Portfolio Holdings
March 31, 2007

 Qty or Principal            Security           Rate     Due    Amortized Cost
--------------------------------------------------------------------------------
Govt & Agency Securities
US Treas Securities
          300,000 U.S. Treasury Note         6.125%   08/15/07   $  301,266.21
          300,000 U.S. Treasury Note         3.250%   08/15/07      298,110.21
          900,000 U.S. Treasury Note         3.000%   11/15/07      889,327.84
          300,000 U.S. Treasury Note         3.750%   03/31/07      300,000.00
          300,000 U.S. Treasury Note         3.625%   04/30/07      299,663.65
          700,000 U.S. Treasury Note         3.625%   06/30/07      697,602.95
          900,000 U.S. Treasury Note         3.875%   07/31/07      896,655.48
        1,100,000 U.S. Treasury Note         4.000%   09/30/07    1,094,986.41
          900,000 U.S. Treasury Note         4.250%   10/31/07      896,298.18
        1,000,000 U.S. Treasury Note         4.375%   12/31/07      995,432.98
          300,000 U.S. Treasury Note         4.625%   03/31/08      299,254.08
                                                                ---------------
        7,000,000 Total Govt & Agency Securities                  6,968,597.99
                                                                ---------------

Repurchase Agreement
        8,000,000 IPAIT DGO BARCLAYS         5.100%   04/02/07    8,000,000.00
        2,000,000 IPAIT DGO BEAR STNS        4.900%   04/02/07    2,000,000.00
        7,767,000 IPAIT DGO LEHMAN           5.000%   04/02/07    7,767,000.00
                                                                ---------------
       17,767,000 Total Repurchase Agreements                    17,767,000.00
                                                                ---------------
       24,767,000 TOTAL PORTFOLIO                               $24,735,597.99
                                                                ===============

IPAIT Diversified
Portfolio Holdings
March 31, 2007

 Qty or Principal              Security         Rate     Due    Amortized Cost
------------------------------------------------------------------------------
Govt & Agency Securities
FFCB
      1,000,000 Federal Farm Credit Bank       4.200%  08/28/07  $  996,102.50
      1,000,000 Federal Farm Credit Bank                            996,102.50

FHLB
      1,800,000 Federal Home Loan Bank         2.300%  07/24/07   1,784,275.38
      6,000,000 Federal Home Loan Bank         0.000%  10/05/07   5,845,026.38
      4,000,000 Federal Home Loan Bank                            3,912,781.26
      1,000,000 Federal Home Loan Bank         3.800%  11/13/07     991,774.00
        500,000 Federal Home Loan Bank         3.250%  10/19/07     494,563.00
      1,000,000 Federal Home Loan Bank         4.250%  09/14/07     995,891.75
      3,500,000 Federal Home Loan Bank         4.250%  04/16/07   3,498,522.10
      4,500,000 Federal Home Loan Bank         4.625%  10/24/07   4,487,109.61
      2,000,000 Federal Home Loan Bank         4.875%  11/23/07   1,994,726.58
      3,000,000 Federal Home Loan Bank         4.625%  07/18/07   2,995,100.16
      1,800,000 Federal Home Loan Bank
                  Step Coupon                  3.950%  09/24/07   1,790,038.20
      2,000,000 Federal Home Loan Bank
                  Step Coupon                  4.500%  10/22/07   1,992,328.00
     31,100,000 Federal Home Loan Bank                           30,782,136.42

FHLMC
      2,347,000 Federal Home Loan
                   Mortgage Corp.              3.000%  09/18/07   2,323,086.24
      7,150,000 Federal Home Loan
                   Mortgage Corp.              4.150%  12/07/07   7,099,934.87
      3,000,000 Federal Home Loan
                   Mortgage Corp.              5.000%  09/07/07   2,998,261.12
      2,500,000 Federal Home Loan
                   Mortgage Corp.              4.125%  04/02/07   2,499,915.86
        500,000 Federal Home Loan
                   Mortgage Corp.              3.000%  08/15/07     495,853.40
      3,000,000 Federal Home Loan
                   Mortgage Corp.              4.000%  08/17/07   2,987,040.51
      2,000,000 Federal Home Loan
                   Mortgage Corp.              4.625%  02/21/08   1,990,776.58
      3,000,000 Federal Home Loan
                   Mortgage Corp. DN           0.000%  06/26/07   2,963,958.27
      2,000,000 Federal Home Loan
                   Mortgage Corp. DN           0.000%  11/13/07   1,936,594.61
      3,000,000 Federal Home Loan
                   Mortgage Corp. DN           0.000%  12/11/07   2,897,320.50
     28,497,000 Federal Home Loan
                   Mortgage Corp.                                28,192,741.96

FNMA
      4,000,000 Federal National
         Mortgage Association                  5.150%  11/21/07   3,999,620.18
      3,000,000 Federal National
         Mortgage Association                  4.750%  08/03/07   2,994,773.80
      7,000,000 Federal National
         Mortgage Association                                     6,994,393.98
                                                                ---------------
                Total Govt & Agency Sec                          66,965,374.86
                                                                ---------------
Repurchase Agreement
     69,000,000 IPAIT BARCLAYS REPO             5.36%  04/02/07  69,000,000.00
     68,000,000 IPAIT JP MORGAN REPO            5.26%  04/02/07  68,000,000.00
     67,836,000 IPAIT LEHMAN REPO                5.2%  04/02/07  67,836,000.00
                                                                ---------------
    204,836,000 Total Repurchase Agreements                     204,836,000.00
                                                                ---------------
Short-Term Invest
                  Cert of Deposit
      1,000,000 American Bank-LeMars           5.210%  12/06/07   1,000,000.00
      1,000,000 American State Bk-SC           5.410%  04/24/07   1,000,000.00
      1,000,000 American State Bk-SC           5.450%  07/13/07   1,000,000.00
      1,000,000 American State Bk-SC           5.460%  07/24/07   1,000,000.00
      1,000,000 American State Bk-SC           5.480%  10/10/07   1,000,000.00
      2,000,000 Community St-Ankeny            5.440%  06/29/07   2,000,000.00
        800,000 Exchange Bank-Collin           5.810%  07/06/07     800,000.00
        500,000 Farmers St-Hawarden            5.430%  05/29/07     500,000.00
        200,000 Farmers St-Hawarden            5.440%  09/17/07     200,000.00
        900,000 First St-Ida Grove             5.460%  08/23/07     900,000.00
      5,000,000 Freedom Bank-Elkader           5.420%  04/20/07   5,000,000.00
      3,000,000 Freedom Bank-Elkader           5.780%  07/05/07   3,000,000.00
      1,000,000 Ft Madison Bank & Tr           5.480%  04/23/07   1,000,000.00
      1,000,000 Peoples State-Elma             5.410%  04/26/07   1,000,000.00
      1,000,000 St Ansgar State Bank           5.550%  09/07/07   1,000,000.00
      1,500,000 Union St-Winterset             5.550%  09/07/07   1,500,000.00
                                                               ----------------
     21,900,000 Total Short Term Investments                     21,900,000.00
                                                               ----------------
    294,333,000 TOTAL PORTFOLIO                                $293,701,374.86
                                                               ================

ITEM 2.  CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF APRIL 28, 2007, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.
(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.


SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


IOWA PUBLIC AGENCY INVESTMENT TRUST


By /s/ Tom Hanafan
--------------------------------
Tom Hanafan, Chair and Trustee


Date: May 8, 2007


Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeff Lorenzen
------------------------------
Jeff Lorenzen, Chief Executive Officer, May 8, 2007



/s/ Amy Mitchell
-----------------------------
Amy Mitchell, Chief Financial Officer, May 8, 2007